LIQUIDITY	12 Months Ended
Dec. 31, 2015
LIQUIDITY.
LIQUIDITY

NOTE 2 — LIQUIDITY

The cash needs for the development of the Mt. Hope Project are significant and require that we and/or the LLC arrange for financing to be combined with funds anticipated to be received from POS-Minerals in order to retain its 20% membership interest.  If we are unsuccessful in obtaining financing, we will not be able to proceed with the development of the Mt. Hope Project.

Although hampered by the continuing low molybdenum prices, the Company continues its efforts to obtain full financing of the Mt. Hope Project.  On April 17, 2015, the Company announced a significant Investment and Securities Purchase Agreement (“AMER Investment Agreement”) with AMER.  AMER has agreed to work with the Company to procure and support a senior secured term loan (“Bank Loan”) of approximately $700 million from a major Chinese bank or banks for development of the Mt. Hope Project, and to provide a guarantee for the Bank Loan.  On June 30, 2015, the Company received stockholder approval of the agreement with AMER.  As discussed in Note 1, on November 2, 2015, the Company announced receipt of funds to successfully close the first tranche of the amended AMER Investment Agreement, resulting in a $4.0 million cash inflow to the Company.

There is no assurance that the Company will be successful in obtaining the financing required to complete the Mt. Hope Project, or in raising additional financing in the future on terms acceptable to the Company, or at all.

In order to preserve our cash liquidity, we implemented in the third quarter of 2013, a cost reduction and personnel retention program, which included reductions in base cash compensation for our executive officers, senior management employees and members of the Board of Directors.  We approved cash and equity incentives for the executive officers who remained with the Company through the earliest to occur of a financing plan for the Mt. Hope Project approved by the Board of Directors; a Change of Control (as defined in the employment or change of control agreements between the Company and each of our executive officers); involuntary termination (absent cause); or January 15, 2015 (the “Vesting Date”), and a personnel retention program providing cash and equity incentives for other employees who remained with the Company.   On the January 15, 2015 vesting date, we paid $1.1 million in cash stay incentives to our eligible employees and executive officers, excluding our CEO, Bruce D. Hansen.  Mr. Hansen agreed to defer his $0.4 million cash stay incentive to January 15, 2016 in consideration for an equity grant.  This amount was paid to Mr. Hansen in January 2016.  The Company also issued 726,493 shares of common stock on the January 15, 2015 vesting date under this plan.

In October 2015, the Company announced a management restructuring and cost reduction program, which included a 25% reduction in workforce, compensation reductions for senior executives, and a reduction of engineering, administrative and consulting expenses.  This restructuring program resulted in a $0.4 million expense recorded in the Company’s December 31, 2015 financial statements.  The program is focused on maintaining liquidity and sustainability during a period of challenging market conditions in the mining industry.

In December 2014, the Company sold and issued $8.5 million in units consisting of Senior Convertible Promissory Notes (the "Notes") and warrants to accredited investors, including several directors and each of our named executive officers, pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended, and Rule 506 thereunder. The Notes are unsecured obligations and are senior to any of the Company's future secured obligations to the extent of the value of the collateral securing such obligations.  The warrants are exercisable between June 26, 2015 and December 26, 2019, for an aggregate of 8,535,000 shares of the Company’s common stock at $1.00 per share.  The Company received net proceeds from the sale of the units of approximately $8.0 million, after deducting discounts and offering expenses of approximately $0.5 million. Net proceeds from the sale are being used to fund ongoing operations.  In February and April 2015, a number of the participants exercised their right to convert the Notes.  Upon completion of the conversions, $1.3 million in non-convertible Senior Promissory Notes and 2.6 million shares were issued, with $5.9 million in Notes remaining available for conversion.  See additional discussion of the Notes in Note 6.

We continue to work with our long-lead vendors to manage the timing of contractual payments for milling equipment.  In March 2015, the LLC remitted $8.9 million to the manufacturer of our crusher, SAG and ball mills, and in early April 2015, made a $2.4 million payment due to the manufacturer of the two 230kV primary transformers.  Both payments were funded with cash from the reserve account, described above. The following table sets forth the LLC’s remaining cash commitments under these equipment contracts (collectively, “Purchase Contracts”) at December 31, 2015 (in millions):

As of
December 31,
Year	2015 *
2016	1.2
2017	2.2
Total	$3.4

* All amounts are commitments of the LLC, and as a result of the agreement between Nevada Moly and POS-Minerals are to be funded by the $36.0 million reserve account until such time that the Company obtains financing for its portion of construction costs at the Mt. Hope Project or until the reserve account balance is exhausted, and thereafter are to be funded 80% by Nevada Moly and 20% by POS-Minerals. POS-Minerals remains obligated to make capital contributions for its 20% portion of equipment payments required by approved budgets of the LLC, and such amounts contributed by the reserve account on behalf of POS-Minerals will reduce, dollar for dollar, the amount of capital contributions that the LLC is required to return to POS-Minerals, as described under Note 1 above.

If the LLC does not make the payments contractually required under these purchase contracts, it could be subject to claims for breach of contract or to cancellation of the respective purchase contract.  In addition, the LLC may proceed to selectively suspend, cancel or attempt to renegotiate additional purchase contracts if necessary to further conserve cash.  If the LLC cancels or breaches any contracts, the LLC will take all appropriate action to minimize any losses, but could be subject to liability under the contracts or applicable law.  The cancellation of certain key contracts could cause a delay in the commencement of operations, and could add to the cost to develop the Company’s interest in the Mt. Hope Project.

Through December 31, 2015, the LLC has made deposits and/or final payments of $85.7 million on equipment orders.  Of these deposits, $69.5 million relate to fully fabricated items, primarily milling equipment, for which the LLC has additional contractual commitments of $3.4 million noted in the table above.  The remaining $16.2 million reflects both partially fabricated milling equipment, and non-refundable deposits on mining equipment.  As discussed in Note 12, the mining equipment agreements remain cancellable with no further liability to the LLC. The underlying value and recoverability of these deposits and our mining properties in our consolidated balance sheets are dependent on the LLC’s ability to fund development activities that would lead to profitable production and positive cash flow from operations, or proceeds from the disposition of these assets. There can be no assurance that the LLC will be successful in generating future profitable operations, disposing of these assets or the Company securing additional funding in the future on terms acceptable to us or at all.  Our consolidated financial statements do not include any adjustments relating to recoverability and classification of recorded assets or liabilities.

In June 2015, the LLC reached an agreement to terminate the existing third-party transmission contracts to provide power to the Mt. Hope Project in favor of a future arrangement for transmission under the provider’s network services agreement.  With the agreement, the LLC received a return of approximately $7.9 million in cash net of termination costs, expense and consideration to the transmission providers, resulting in a loss of $4.3 million to the LLC.  In August 2015, the LLC distributed $6.3 million to Nevada Moly and $1.6 million to POS-Minerals under the terms of the LLC Agreement.

With our cash conservation plan, our Corporate and Liberty related cash requirements have declined to approximately $1.6 million per quarter, while all Mt. Hope Project related funding is payable out of the $36.0 million reserve account, the balance of which was $16.6 million at December 31, 2015.  Accordingly, based on our current cash on hand and our ongoing cash conservation plan, the Company expects it will have adequate liquidity in order to fund our working capital needs through December 31, 2016.  Additional potential funding sources include public or private equity offerings, including tranches 2 and 3 of the $20.0 million investment from AMER described in Note 1, arranging for use of other restricted cash, or sale of other assets owned by the Company.  There is no assurance that the Company will be successful in securing additional funding.  This could result in further cost reductions, contract cancellations, and potential delays which ultimately may jeopardize the development of the Mt. Hope Project.